STOCKHOLDERS' EQUITY - Summary of Compensatory Common Stock Activity (Details)	9 Months Ended
Sep. 30, 2015 USD ($) $ / shares shares
STOCKHOLDERS' EQUITY:
Number of Shares, Non-vested beginning balance | shares	50,000
Number of Shares, Granted | shares	465,545
Number of Shares, Vested | shares	(485,545)
Number of Shares, Forfeited | shares
Number of Shares, Non-vested ending balance | shares	30,000
Weighted Average Issuance Date Fair Value Per Share, Beginning balance | $ / shares	$ 6.44
Weighted Average Issuance Date Fair Value Per Share, Granted | $ / shares	5.24
Weighted Average Issuance Date Fair Value Per Share, Vested | $ / shares	$ 5.38
Weighted Average Issuance Date Fair Value Per Share, Forfeited | $ / shares
Weighted Average Issuance Date Fair Value Per Share, Ending balance | $ / shares	$ 5.23
Issuance Date Fair Value, Non-vested beginning balance | $	$ 322,067
Issuance Date Fair Value, Granted | $	2,439,736
Issuance Date Fair Value, Vested | $	$ (2,605,803)
Issuance Date Fair Value, Forfeited | $
Issuance Date Fair Value, Non-vested ending balance | $	$ 156,000